UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07683
Morgan Stanley Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2009
Date of reporting period: October 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Value Fund
Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.2%)
	Aerospace & Defense (5.1%)
579,480	AAR Corp. (a)	$9,265,885
136,600	Moog Inc. (Class A) (a)	4,797,392
97,100	Spirit AeroSystems Holdings Inc. (Class A) (a)	1,566,223

		15,629,500

	Agricultural Commodities/Milling (1.3%)
163,300	Corn Products International, Inc.	3,971,456

	Air Freight/Couriers (2.4%)
163,200	Forward Air Corp.	4,270,944
257,800	UTI Worldwide Inc.	3,031,728

		7,302,672

	Apparel/Footwear (0.7%)
196,835	Maidenform Brands, Inc. (a)	2,161,248

	Apparel/Footwear Retail (0.7%)
285,650	Stage Stores, Inc.	2,202,361

	Automotive Aftermarket (1.7%)
232,400	ATC Technology Corp. (a)	5,096,532

	Chemicals: Major Diversified (1.3%)
236,613	Hercules Inc.	3,977,465

	Chemicals: Specialty (1.1%)
121,100	Cytec Industries, Inc.	3,429,552

	Commercial Printing/Forms (0.8%)
504,100	Cenveo Inc. (a)	2,434,803

	Computer Peripherals (1.1%)
166,000	Zebra Technologies Corp. (Class A) (a)	3,359,840

	Construction Materials (0.1%)
351,800	Dayton Superior Corp. (a)	242,742

	Consumer Sundries (0.2%)
171,200	Central Garden & Pet Co. (a)	578,656

	Containers/Packaging (3.0%)
165,442	Rock-Tenn Co. (Class A)	5,031,091
86,300	Silgan Holdings Inc.	4,016,402

		9,047,493

	Electric Utilities (3.8%)
76,600	Allete Inc.	2,681,000
278,500	Avista Corp.	5,531,010
169,500	Portland General Electric Co.	3,478,140

		11,690,150

	Electrical Products (3.2%)
472,607	Belden, Inc.	9,849,130

	Electronic Equipment/Instruments (1.3%)
313,400	Checkpoint Systems, Inc. (a)	3,951,974

	Electronic Production Equipment (1.4%)
259,100	Cognex Corp.	4,150,782

	Engineering & Construction (2.4%)
167,400	Aecom Technology Corp.	2,951,262
213,993	Orion Marine Group Inc. (a)	1,108,484
199,300	Stantec Inc. (ADR) (Canada) (a)	3,174,849

		7,234,595

	Finance/Rental/Leasing (2.9%)
726,900	AerCap Holdings NV (ADR) (Netherlands) (a)	4,608,546
246,823	TAL International Group, Inc.	4,087,389

		8,695,935

	Financial Conglomerates (0.5%)
812,700	Conseco Inc. (a)	1,511,622

NUMBER OF
SHARES		VALUE
	Gas Distributors (1.3%)
166,800	UGI Corp.	3,981,516

	Industrial Machinery (3.1%)
208,000	Actuant Corp. (Class A)	3,729,440
106,116	CIRCOR International, Inc. (a)	3,252,455
302,900	John Bean Technologies Corp.	2,538,302

		9,520,197

	Industrial Specialties (3.5%)
254,600	Polypore International Inc. (a)	2,171,738
401,393	Zep Inc.	8,449,323

		10,621,061

	Information Technology Services (0.9%)
357,100	Ness Technologies Inc. (a)	2,638,969

	Investment Banks/Brokers (0.8%)
37,300	Greenhill & Co., Inc.	2,460,681

	Life/Health Insurance (1.6%)
127,300	Reinsurance Group of America, Inc.	4,715,192

	Medical Specialties (3.5%)
70,040	Bio-Rad Laboratories, Inc. (Class A) (a)	5,980,015
197,600	Hill-Rom Holdings, Inc.	4,497,376

		10,477,391

	Medical/Nursing Services (1.9%)
280,500	PharMerica Corp. (a)	5,758,665

	Metal Fabrications (0.2%)
37,730	General Cable Corp. (a)	644,428

	Miscellaneous Commercial Services (9.5%)
138,800	Brink’s Co. (The)	6,730,412
211,000	Gartner, Inc. (a)	3,882,400
35,500	IKON Office Solutions, Inc.	611,665
415,510	MAXIMUS, Inc.	13,271,389
104,710	Viad Corp.	2,287,914
155,000	Wright Express Corp.	2,121,950

		28,905,730

	Multi-Line Insurance (1.0%)
187,600	Max Capital Group Ltd. (ADR) (Bermuda)	2,992,220

	Office Equipment/Supplies (0.2%)
204,263	Acco Brands Corp. (a)	576,022

	Oil & Gas Production (0.3%)
42,080	St. Mary Land & Exploration Co.	1,047,371

	Oilfield Services/Equipment (2.1%)
158,472	Exterran Holdings Inc. (a)	3,551,358
133,770	Superior Energy Services, Inc. (a)	2,851,976

		6,403,334

	Packaged Software (1.5%)
511,828	MSC. Software Corp. (a)	4,401,721

	Pharmaceuticals: Generic Drugs (2.0%)
318,800	Valeant Pharmaceuticals International (a)	5,983,876

	Pharmaceuticals: Other (2.8%)
145,500	KV Pharmaceutical Co. (Class A) (a)	2,473,500
180,120	Perrigo Co.	6,124,080

		8,597,580

	Property — Casualty Insurers (5.8%)
350,100	AmTrust Financial Services, Inc.	3,437,982
173,200	Argo Group International Holdings, Ltd. (ADR) (Bermuda) (a)	5,525,080
266,400	Employers Holdings, Inc.	3,399,264
162,000	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	5,141,880

		17,504,206

	Publishing: Books/Magazines (0.4%)
273,700	Dolan Media Co. (a)	1,122,170

	Real Estate Investment Trusts (1.4%)
81,600	LaSalle Hotel Properties	1,148,928
93,100	Potlatch Corp.	3,091,851

		4,240,779

	Regional Banks (1.0%)
263,630	Provident New York Bancorp	3,174,105

NUMBER OF
SHARES		VALUE
	Restaurants (1.3%)
319,000	AFC Enterprises, Inc. (a)	1,550,340
1,329,480	Denny’s Corp. (a)	2,379,769

		3,930,109

	Savings Banks (0.5%)
46,904	MB Financial, Inc.	1,393,518

	Semiconductors (1.9%)
426,627	Cirrus Logic, Inc. (a)	2,448,839
154,500	Microsemi Corp. (a)	3,358,830

		5,807,669

	Services to the Health Industry (3.4%)
599,100	Allscripts Healthcare Solutions, Inc. (a)	3,894,150
505,900	HEALTHSOUTH Corp. (a)	6,343,986

		10,238,136

	Specialty Insurance (2.3%)
129,786	ProAssurance Corp. (a)	7,131,741

	Specialty Telecommunications (2.4%)
382,586	Syniverse Holdings Inc.	7,192,617

	Telecommunication Equipment (3.1%)
175,500	ADTRAN, Inc.	2,667,600
537,700	Tekelec (a)	6,823,413

		9,491,013

	Textiles (0.5%)
104,500	Albany International Corp. (Class A)	1,521,520

	TOTAL COMMON STOCKS (Cost $328,206,016)	288,992,045

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BOND (1.0%)
	Information Technology Services (1.0%)
$5,173	Epicor Software Corp. (Cost $4,704,787)	2.375	05/15/27	3,116,733

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (3.9%)
	Investment Company (b)
11,706	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $11,706,317)		11,706,317

	TOTAL INVESTMENTS (Cost $344,617,120) (c)	100.1%	303,815,095
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(398,978)

	NET ASSETS	100.0%	$303,416,117

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Value Fund
Notes to the Portfolio of Investments
FAS 157
10/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$303,815,095	$300,698,362	$3,116,733	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Value Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer December 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer December 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer December 17, 2008

3